Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 - SUBSEQUENT EVENTS

From August through October 2013, the Company issued Promissory Notes to 19 individuals in an aggregate amount of $178,500. These notes bear interest at 12% annually; have a term of 12 months and mature between August and September 2014. In addition, in September 2013, the Company issued a Promissory Note to an individual in the amount of $50,000. This note bears interest at 12% annually, matures January 10, 2014 and is secured by all of the Company’s intangible assets.

The Company has evaluated subsequent events after the balance sheet date and based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying condensed consolidated financial statements or disclosure in the notes thereto other than as disclosed in the accompanying notes.

12. SUBSEQUENT EVENTS

Notes Payable

On January 16, 2013 the Company issued a 10% promissory note (“January 2013 Promissory Note”) to an individual in the amount of $75,000, which is due on January 16, 2014.

On February 14, 2013, the Company entered into a waiver and amendment #1 agreement to the Secured Note (see Note 7), extending the maturity date of Secured Note from December 20, 2012 to June 20, 2013. In connection with this waiver and amendment #1 agreement, the Company issued a warrant for the purchase of 2,000,000 shares of common stock with an exercise price of $0.015 per share that will expire on February 12, 2016. In addition, the Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

On February 19, 2013, the Company issued a 10% promissory note (“February 2013 Promissory Note”) to an individual in the amount of $25,000, which is due on February 19, 2014.

On March 17, 2013, the Company entered into an accounts receivable lending agreement and promissory note (“Lending Agreement and Promissory Note”) to an individual in the amount of $60,000 with simple flat interest payment of $2,500. The outstanding principal and interest was originally due and payable on the following dates (i) $21,000 on or before May 20, 2013, (2) $21,000 on or before June 20, 2013 and (iii) $20,500 on or before July 20, 2013. Subsequently, on April 24, 2013, the Lending Agreement and Promissory Note was revised to $70,000 with simple flat interest payment of $5,000. Payments on this note include $20,000 due and payable on May 20, 2013, $25,000 due and payable on or before June 20, 2013 and $30,000 due and payable on or before July 20, 2013. Principal payments with interest shall be paid either directly by the Company or via directed distribution agreements by third party to the holder.

On April 24, 2013 the Company revised the March 2013 Lending Agreement and Promissory Note to an individual in the initial amount of $60,000 with simple flat interest of $2,500 to $70,000 with simple flat interest of $5,000 with payments due from May 2013 to July 2013. Principal payments with interest shall be paid either directly by the Company or via direct distribution agreements by third party to the holder.

On May 29, 2013, TCA formally served the Company with a Demand Notice for repayment of the principal balance of $250,000, the redemption of the three warrants, totaling $90,000 and accrued interest of $11,649 for a total demand of $351,649, payable by June 7, 2013. The Company is currently seeking alternative sources of financing to resolve this obligation.

Common Stock

On January 31, 2013, the Company entered into an agreement (“January 2013 Consulting Agreement”) with a consultant to provide the following services, including, but not limited to: financial management and strategy, establishing strategic partnerships, sales and marketing, business development services, and ongoing strategic business consulting as requested by the Company for a period of one year. In exchange, the Company agreed to issue consultant 3,200,000 shares of common stock.

On February 15, 2013, the Company entered into an agreement (“February 2013 Consulting Agreement”) with a consultant to provide strategic planning services, business development introductions, and other consulting services to the Company for a period of one year. In exchange, the Company agreed to issue Consultant 10,000,000 shares of common stock.

On March 5, 2013, the Company issued 100,000 shares of common stock, at a price of $0.20 per share for cash proceeds of $20,000 to a third party vendor.

On May 10, 2013, Roger Mincheff returned 2,550,000 shares of common stock to the Company.

On May 24, 2013 the Company entered into an agreement with a consultant to provide and arrange investor meetings to communicate key Company fundamentals, technical aspects and operations to potential retail investors and financial advisors, registered representatives and money managers. In exchange, the Company agreed to pay consultant a monthly fee of $8,500 and issue the consultant 500,000 shares of common stock. Both parties agreed that the consulting services would begin after the Company’s stock is available to retail investors.

On June 18, 2013, a convertible promissory note, originally issued on June 18, 2012 for $6,000 became due and the note holder chose to convert the outstanding principal plus accrued interest of $600 into common stock with a conversion price of $0.02 per share. The Company converted the note and issued 330,000 shares of common stock.

On June 18, 2013, the Company issued a total of 2,850,000 shares of common stock to employees as a bonus for continuing to support the Company’s efforts. The Company will record these shares as compensation expense in June 2013 in the consolidated statement of operations.

On June 30, 2013, a warrant for the purchase of 5,000,000 shares of common stock, originally issued on March 5, 2012, was exercised at a conversion price of $0.02 per share. The warrant holder had provided the Company with two loans, one for $75,000 dated January 22, 2013 and one for $25,000 on February 21, 2013 and the Company retired these promissory notes to exercise these warrants for a cashless exercise.

The Company has evaluated subsequent events after the balance sheet date and based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto other than as disclosed in the accompanying notes.